As filed with the U.S. Securities and Exchange Commission
on October 27, 1997            Registration Nos.:   333-14919
                                                    811-07879


              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20546

                          FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
     Pre-Effective Amendment No.   [     ]
     Post-Effective Amendment No.  [  1  ]

          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
X
     Amendment No.            [  3  ]


                 Beacon Global Advisors Trust
      (Exact name of Registrant as specified in Charter)

8260 Greensboro Drive, Suite 250, McLean, Virginia 22102-3801
 (Address of Principal Executive Offices including zip code)

                        (703) 883-0865
     (Registrant's Telephone Number, including Area Code)

            Robert J. Henrich, Managing Director
                Beacon Global Advisors, Inc.
              8260 Greensboro Drive, Suite 250
                McLean, Virginia 22102-3801
           (Name and Address of Agent for Service)

COPIES TO:
Arthur J. Brown, Esq.                   Joseph M. O'Donnell, Esq.
Kirkpatrick & Lockhart LLP                FPS Services, Inc.
1800 Massachusetts Avenue, N.W.           3200 Horizon Drive
Washington, DC 20036                      P.O. Box 61503
                                          King of Prussia, PA 19406


It is proposed that this filing become effective:

[ X  ]    On October 28, 1997, pursuant to Paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has previously elected to register an indefinite number of its shares of beneficial interest. The Registrant will file a notice under such Rule within ninety days after its fiscal year end.

                 BEACON GLOBAL ADVISORS TRUST
                    CROSS-REFERENCE SHEET
                  [as required by Rule 481a]


Form N-1A Item                                 Caption in Prospectus

Part A  INFORMATION REQUIRED IN A PROSPECTUS

1.      Cover Page                             Cover Page of Prospectus

2.      Synopsis                               Expense Summary

3.      Condensed Financial Information        *

4.      General Description of Registrant      Mission Statement;
                                               Introduction;
                                               Investment Objective;
                                               Investment Policies;
                                               Investment Practices and
                                               Risk Factors; Investment
                                               Process; General
                                               Information

5.      Management of the Fund                 Management of the Fund;
                                               Distribution Plan

5A.     Management's Discussion of Fund
        Performance                            *

6.      Capital Stock and Other Securities     General Information;
                                               Dividends and Taxes;
                                               Net Asset Value

7.      Purchase of Securities Being Offered   How to Purchase Shares

8.      Redemption or Repurchase               How to Redeem Shares

9.      Pending Legal Proceedings              *


Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
INFORMATION

10.     Cover Page                             Cover Page of the
                                               Statement of Additional
                                               Information

11.     Table of Contents                      Table of Contents

12.     General Information and History        *

13.     Investment Objectives and Policies     Investment Policies and
                                               Techniques; Investment
                                               Restrictions; Portfolio
                                               Transactions

14.     Management of the Fund                 Investment Advisory and
                                               Other Services; Trustees
                                               and Officers

15.     Control Persons and Principal          *
        Holders of Securities

16.     Investment Advisory and                Investment Advisory and
        Other Services                         Other Services

17.     Brokerage Allocation and               Portfolio Transactions
        Other Practices

18.     Capital Stock and Other Securities     Other Information

19.     Purchase, Redemption and Pricing of    Purchases; Redemptions
        Securities Being Offered

20.     Tax Status                             Taxes

21.     Underwriters                           Distributor

22.     Calculation of Performance Data        Performance Information

23.     Financial Statements                   Financial Statements


Part C  OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

*  Item is inapplicable at this time or answer is negative.

                BEACON GLOBAL ADVISORS TRUST
                 THE CRUELTY FREE VALUE FUND

                           PART A

The Prospectus for The Cruelty Free Value Fund (the "Fund") dated April 8, 1997, is incorporated herein by reference to the Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-14919) filed with the U.S. Securities and Exchange Commission on April 2, 1997. The Prospectus is supplemented by the Financial Highlights as of September 30, 1997 filed herein to comply with the Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of its effective date or commencement of operations, whichever is later.

 October 28, 1997
                BEACON GLOBAL ADVISORS TRUST
                THE CRUELTY FREE VALUE FUND

The following information supplements the information contained in the Fund's Prospectus dated April 8, 1997.

Financial Highlights

The following are unaudited "Financial Highlights" of The Cruelty Free Value Fund for the period ended September 30, 1997. The table below sets forth financial data for one share of capital stock outstanding for the period presented.

                                                  For the Period
                                                  April 29, 1997 /*/
                                                  through
                                                  September 30, 1997
                                                  (unaudited)

Net asset value, beginning of period                 $       25.00

   Income from investment operations:
        Net investment loss                                  (0.03)
        Net realized and unrealized gain on investments       4.23
  Total from investment operations                            4.20

Net asset value, end of period                       $       29.20

Total return                                                 16.80% /1/

Ratios/Supplemental Data
   Net assets, end of period (in 000s)               $       1,058
   Ratio of expenses to average net assets:
        Before expense reimbursement                         39.20% /2/
        After expense reimbursement                           1.95% /2/
   Ratio of net investment loss to average net assets:
        Before expense reimbursement                        (37.59%) /2/
        After expense reimbursement                          (0.34%) /2/
Portfolio turnover rate                                      13.52% /1/
Average commission rate paid                         $        0.0700



/*/       Commencement of investment operations
/1/       Not Annualized
/2/       Annualized

               BEACON GLOBAL ADVISORS TRUST
                 THE CRUELTY FREE VALUE FUND
                            PART B

The Statement of Additional Information for The Cruelty Free Value Fund (the "Fund") dated April 8, 1997, is incorporated herein by reference to the Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-14919) filed with the U.S. Securities and Exchange Commission on April 2, 1997. The Statement of Additional Information is supplemented by the financial statements as of September 30, 1997 filed herein to comply with the Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of its effective date or commencement of operations, whichever is later.

 October 28, 1997

                BEACON GLOBAL ADVISORS TRUST
                 THE CRUELTY FREE VALUE FUND

The following information supplements the information contained in the Fund's Statement of Additional Information dated April 8, 1997.


                     Financial Statements

Unaudited financial statements for the period April 29, 1997, commencement of operations, through September 30, 1997, for The Cruelty Free Value Fund are attached hereto.

The Cruelty Free Value Fund
Schedule of Investments (unaudited)                September 30, 1997
                                                         Market
Shares                                                    Value
             COMMON STOCKS - 78.63%

             BASIC MATERIALS & PROCESSING - 11.49%
300          AK Steel Holding Corp.                  $     12,787
700          AMCOL International Corp.                     14,525
400          Ball Corp.                                    13,925
700          Intermet Corp.                                12,250
600          Quanex Corp.                                  21,038
1,200        RMI Titanium Co. /*/                          30,000
800          Webb (Del E.) Corp.                           17,100
                                                          121,625
             CONSUMER DISCRETIONARY - 9.80%
700          Fedders Corp.                                  4,200
1,000        Finish Line, Inc. (The), Class A /*/          18,938
700          Haggar Corp.                                  10,412
300          Harman International Industries, Inc.         15,019
700          Heilig-Meyers Co.                             10,762
1,200        Insurance Auto Auctions, Inc. /*/             15,000
700          Reynolds & Reynolds Co., Class A              13,606
300          Springs Industries, Inc., Class A             15,750
                                                          103,687

             FINANCIAL SERVICES - 22.01%
700          Compass Bancshares, Inc.                      27,213
1,400        Doral Financial Corp.                         34,825
700          First Financial Corp., Wisconsin              23,844
1,200        Imperial Credit Industries, Inc. /*/          31,800
700          Integon Corp.                                 18,200
700          Lawyers Title Corp.                           21,525
600          Long Island Bancorp, Inc.                     28,200
199          Mercantile Bancorp., Inc.                     15,149
700          Southern Pacific Funding Corp. /*/             9,844
700          TR Financial Corp.                            22,313
                                                          232,913

             HEALTHCARE - 1.02%
800          Apria Healthcare Group, Inc. /*/              10,800

             OTHER - 1.37%
700          Global Industrial Technologies, Inc. /*/      14,525

             PRODUCER DURABLES - 9.83%
700          Electroglas, Inc. /*/                         23,800
700          Flowserve Corp.                               20,912
1,400        Pacific Scientific Co.                        23,100
700          Stewart & Stevenson Services, Inc.            16,844
700          Watts Industries, Inc., Class A               19,425
                                                          104,081

             TECHNOLOGY - 10.53%
700          Diamond Multimedia Systems, Inc. /*/           8,575
700          Exar Corp. /*/                                18,550
600          Komag, Inc. /*/                               12,225
700          Read-Rite Corp. /*/                           17,150
1,400        Scientific-Atlanta, Inc.                      31,675
700          Tech-Sym Corp. /*/                            23,275
                                                          111,450

             TRANSPORTATION - 11.75%
600          Airborne Freight Corp.                        36,337
500          Borg-Warner Automotive, Inc.                  28,437
700          Fleetwood Enterprises, Inc.                   23,494
770          Myers Industries, Inc.                        12,705
700          Simpson Industries, Inc.                       8,094
700          Walbro Corp.                                  15,313
                                                          124,380

             UTILITIES - 0.83%
700          Jones Intercable Inc., Class A /*/             8,837

             Total Common Stocks (Cost $705,120)          832,298

Principal
Amount       SHORT-TERM INVESTMENTS - 9.21%
$97,445      The Bank of New York Cash Reserve
             Fund, 4.60%                                   97,445
             Total Short Term Investments
             (Cost $97,445)                                97,445

             Total Investments (Cost $802,565 /**/)
             - 87.84%                                     929,743
             Other Assets, Less Other Liabilities
             - 12.16%                                     128,680
             NET ASSETS - 100.00%                       1,058,423

 /*/  Non-income producing security
/**/ Cost for Federal income tax purposes is $802,565 and net unrealized appreciation consists of:
             Gross unrealized appreciation           $    143,375
             Gross unrealized depreciation                (16,197)
             Net unrealized appreciation                  127,178

See accompanying notes to financial statements.

The Cruelty Free Value Fund
Statement of Assets and Liabilities (unaudited)       September 30, 1997

ASSETS:
Investments at market value (Cost $802,565) (Note 1) $    929,743
Receivables:
   Capital stock sold                                       7,250
   Due from Advisor                                        72,557
   Dividends and interest receivable                          912
   Deferred unamortized organization costs (Note 1)        65,472
   Other assets                                             5,701
             TOTAL ASSETS                               1,081,635

LIABILITIES:
Payales:
   Accrued expenses                                        23,011
   Accrued distribution fee (Note 3)                          201
            TOTAL LIABILITIES                              23,212

NET ASSETS:
Applicable to 36,246 shares; unlimited number
of shares of beneficial interest authorized
with no par value                                    $  1,058,423

Net asset value, offering and redemption price
($1,058,423 / 36,246 shares)                         $      29.20

NET ASSETS CONSIST OF:
   Paid-in capital                                   $    928,535
   Accumulated net realized gain on investments             2,710
   Net unrealized appreciation on investments             127,178
       NET ASSETS                                    $  1,058,423

See accompanying notes to financial statements.

The Cruelty Free Value Fund
Statement of Operations

                                            For the Period
                                           April 29, 1997 /*/
                                             through
                                           September 30, 1997
INVESTMENT INCOME                               (unaudited)
   Dividends                                         $      2,394
   Interest                                                 2,036
             TOTAL INCOME                                   4,430

EXPENSES:
   Investment advisory fees (Note 3)                        3,447
   Administration fees                                     23,205
   Registration fees                                       21,362
   Transfer agent fees                                     13,906
   Accounting fees                                         10,126
   Legal fees                                               8,480
   Audit fees                                               7,066
   Amortization of organization costs (Note 1)              7,028
   Trustees fees                                            4,240
   Custody fees                                             3,357
   Printing fees                                            3,209
   Miscellaneous fees                                       1,470
   Distribution fees (Note 3)                                 689
   Insurance fees                                             526
     TOTAL EXPENSES                                       108,111
      Expenses waived and reimbursed by Advisor
      (Note 3)                                           (102,733)
      NET EXPENSES                                          5,378
NET INVESTMENT LOSS                                          (948)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                         2,710
   Net change in unrealized appreciation
     on investments                                       127,178
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                         129,888
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $    128,940

/*/ Commencement of investment operations.

The Cruelty Free Value Fund
Statement of Changes in Net Assets

                                           For the Period
                                        April 29, 1997 /*/
                                             through
                                        September 30, 1997
OPERATIONS:                                 (unaudited)
   Net investment loss                               $       (948)
   Net realized gain on investments                         2,710
   Net change in unrealized appreciation                  127,178
   Net increase in net assets resulting
     from operations                                      128,940

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                              830,227
   Cost of shares redeemed                                   (744)
   Increase in net assets derived from capital
     share transactions (a)                               829,483

           TOTAL INCREASE IN NET ASSETS                   958,423

NET ASSETS:
   Beginning of period                                    100,000

   End of period                                     $  1,058,423

   (a)  Transactions in capital stock were:
         Shares sold                                       32,272
         Shares redeemed                                      (26)
    Increase in shares outstanding                         32,246

/*/ Commencement of investment operations.

The Cruelty Free Value Fund
Financial Highlights



The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                For the Period
                                                April 29, 1997 /*/
                                                     through
                                                September 30, 1997
                                                 (unaudited)

Net asset value, beginning of period                 $     25.00

   Income from investment operations:
        Net investment loss                                (0.03)
        Net realized and unrealized gain on investments     4.23
  Total from investment operations                          4.20

Net asset value, end of period                       $     29.20
Total return                                               16.80% /1/

Ratios/Supplemental Data
   Net assets, end of period (in 000s)               $     1,058
   Ratio of expenses to average net assets:
        Before expense reimbursement                       39.20% /2/
        After expense reimbursement                         1.95% /2/
   Ratio of net investment loss to average net assets:
        Before expense reimbursement                      (37.59%) /2/
        After expense reimbursement                        (0.34%) /2/
Portfolio turnover rate                                    13.52%  /1/
Average commission rate paid                         $      0.0700


/*/       Commencement of investment operations
/1/       Not Annualized
/2/       Annualized

The Cruelty Free Value Fund
Notes to Financial Statements          September  30, 1997 (unaudited)

Note 1 - Significant Accounting Policies

Beacon Global Advisors Trust (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated August 29, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called The Cruelty Free
Value Fund (the "Fund").   The following is a summary of significant
accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, listed securities in which there were no sales, or securities traded over-the-counter, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Organization Costs. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Cruelty Free Value Fund
Notes to Financial Statements - continued

September 30, 1997 (unaudited)


Note 2 - Purchases and Sales of Securities

Purchses and sales of securities, other than short term investments, totalled $766,390 and$58,972, respectively, for the period ended
September 30, 1997.

Note 3 - Investment Management Fee and Other Transactions with Affiliates Beacon Global Advisors, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Advisor a monthly fee which is calculated by applying the following annual rates: 1.25% of the average daily net assets of the first $100 million, 1.00% of the average daily net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. The Advisor has voluntarily agreed to waive its fees for the first year of operations to the extent total annualized expenses exceed 1.95% of the Fund's average daily net assets. For the period ended September 30, 1997, advisory fees of $3,447 were paid to the Advisor and the Advisor reimbursed the Fund $102,733.

The Advisor has entered into a subadvisory agreement with Zurich Investment Management, Inc. ("ZIM") and ZIM has entered into a subadvisory agreement with Dreman Value Advisors, Inc. ("Dreman" or the "Subadvisor") to assist in the selection and management of the Fund's investment securities. For its services, ZIM receives from the Advisor and pays to Dreman, an annual fee equal to 0.50% of the first $50 million of the Fund's average daily net assets, 0.35% of the Fund's average daily net assets from $50 million to $100 million, and 0.25% of the Fund's average daily net assets in excess of $100 million.

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Beacon Global Advisors, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended September 30, 1997, the Fund reimbursed the Distributor $689 for distribution costs incurred. Certain Officers and Trustees of the Fund are affiliated persons of the Advisor. All Officers serve without direct compensation from the Fund.

PART C  - OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

   (a)  Financial Statements

        Included in Part A:
        Unaudited Financial Highlights for The Cruelty Value Fund for the period ended September 30, 1997 are included in the Supplement to the Prospectus filed herewith.

        Included in Part B:
        (1) Independent Auditors Report relating to Statement of Assets and Liabilities at March 26, 1997.

        (2) Statement of Assets and Liabilities and related notes as of March 26, 1997.

        (3)    The Cruelty Free Value Fund
               Unaudited Portfolio of Investments at September 30, 1997, Statement of Assets and Liabilities at September 30, 1997, Statements of Operations for the period ended September 30, 1997, Statement of Changes in Net Assets for the period ended September 30, 1997, Statement of Changes in Net Assets for the period ended September 30, 1997, Financial Highlights for the period ended September 30, 1997, and Notes to Financial Statements for the period ended September 30, 1997 -- Filed herewith. This Post-Effective Amendment No. 1 is filed to comply with The Cruelty Free Value Fund's undertaking to file a Post-Effective Amendment containing reasonably current financial statements, which need not be certified, within four to six months of its effective date or commencement of operations, whichever is later.

   (b)  Exhibits:
        Exhibits filed pursuant to Form N-1A:

        (1)    Trust Instrument is incorporated by reference to Exhibit No.
               (1) of Registration Statement No. 333-14919 filed on October 28, 1996.

        (2) By-Laws are incorporated by reference to Exhibit No. (2) of Registration Statement No. 333-14919 filed on October 28, 1996.

        (3)    Voting Trust Agreement -- None

        (4)    All Instruments Defining the Rights of Holders  --  None

        (5) Investment Advisory Contracts -- Investment Advisory Contract is incorporated by reference to Exhibit No. (5) of Pre-Effective Amendment No. 1 to the Registration
               Statement No. 333-14919 filed on February 12,  1997.

               (a) Sub-Advisory Agreement between Zurich Investment Management, Inc. and Dreman Value Advisors, Inc. is incorporated by reference to Exhibit (5) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on April 2, 1997.

               (b) Sub-Advisory Agreement between Zurich Investment Management, Inc.and Beacon Global Advisors, Inc. is incorporated by reference to Exhibit (5) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on April 2, 1997.

        (6) Underwriting Agreement -- Underwriting Agreement is incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No.333-14919 filed on February 12, 1997.

        (7)    Bonus, Profit Sharing, Pension or Other Similar Contracts--None

        (8) Custodian Agreements -- Custody Agreement is incorporated by reference to Exhibit No. (8) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-14919 filed on February 12, 1997.

        (9) Multiple Services Agreement -- Multiple Services Agreement is incorporated by reference to Exhibit No. (9) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-14919 filed on February 12, 1997.

       (10)    (a)  Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being issued -- is incorporated by reference to Exhibit (10)(a) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on April 2, 1997.

       (11)    Consent of Independent Auditors -- N/A.

       (12)    Financial Statements Omitted from Item 23 -- None

       (13) Agreements or Understandings Made in Consideration for Providing the Initial Capital -- None

       (14)    Model Plan -- None

       (15) Plan of Distribution pursuant to Rule 12b-1 -- Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit No. (15) of Pre-Effective Amendment No. 1 to Registration Statement No. 333-14919 filed on February
               12, 1997.

       (16)    Schedule for Computation of Performance Quotations -- None.

       (17)    Financial Data Schedule -- filed herewith.

       (18) Plan of Distribution pursuant to Rule 18f-3 with respect to Multiple Class Shares -- None.

       (19) Trustees' Powers of Attorney -- Powers of Attorney for Messrs. Donatelli, Henrich, Koltnow and Ollen are incorporated by reference to Exhibit No. (19) of Pre-Effective Amendment No. 1 to Registration Statement No. 333-14919 filed on February 12, 1997.

               (a) Power of Attorney for Caroline D. Gabel is incorporated by reference to Exhibit (19)(A) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on
                    April 2, 1997.

Item 25. Persons Controlled By or Under Common Control with Registrant. Not Applicable.

Item 26.       Number of holders of securities.

               Title of Class
               Common Stock                       Number of Record Holders
              (Par Value $.001)                   As of September 30, 1997

               The Cruelty Free Value Fund                90

Item 27.       Indemnification.

               Reference is made to Article X of the Registrant's
               Trust Instrument (previously filed herewith as Exhibit 1 of Registration Statement No. 333-14919 filed on October 28, 1996.)

               The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust willindemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28(a)     Business and Other Connections of Investment Adviser.

               Beacon Global Advisors, Inc., 8260 Greensboro Drive,
               Suite 250, McLean, Virginia 22102-380 provides investment advisory services to individual and institutional investors, and as of September 30, 1997 had approximately $70 million in assets under management.

               For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser is or has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for Beacon Global Advisors, Inc.(File #801-48567) filed under the Investment Advisers Act of 1940 which is incorporated herein by reference.

Item 28(b) Business and Other Connections of Officers and Directors of Dreman Value Advisors, Inc., the investment Subadvisor.

DREMAN, DAVID N.
Director, Chairman of the Board, Dreman Value Advisors, Inc.

NEAL, JOHN E.
Director, Zurich Kemper Investments, Inc.
President, Kemper Funds Group, a unit of Zurich Kemper Investments, Inc. Director, President, Kemper Service Company
Director, Kemper Distributors, Inc.
Director, Zurich Investment Management, Inc.
Director, Dreman Value Advisors, Inc.
Director, Community Investment Corporation
Director, Continental Community Development Corporation
Director, K-P Green way, Inc.
Director, K-P Plaza Dallas, Inc.
Director, Kemper/Prime Acquisition Fund, Inc.
Director, RespiteCare
Director, Urban Shopping Centers, Inc.
Vice President, Kemper Funds

TIMBERS, STEPHEN B.
Director, Dreman Value Advisors, Inc.
Director, President, Chief Executive Officer and Chief Investment
Officer, Kemper Financial Services, Inc.
Director, Kemper Distributors, Inc.
Director, Chairman, Zurich Investment Management, Inc.
Director, Chairman, Kemper Service Company
Director, President, Kemper International Management, Inc.
Trustee and President, Kemper Funds
Director, The LTV Corporation
Director, Investment Analysts Society of Chicago
Governor, Investment Company Institute
Director, ZKI Agency, Inc.

NEEL, JAMES R.
Director, President and Chief Executive Officer, Dreman Value Advisors, Inc. Vice President, Kemper-Dreman Fund, Inc.

BERTELSEN, CHRISTIAN C.
Senior Managing Director and Chief Investment Officer, Dreman Value
Advisors, Inc.
Vice President, Kemper-Dreman Fund, Inc.

DUDASIK, PATRICK H.
Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
Senior Vice President, Kemper Financial Services, Inc.
Vice President and Treasurer, Zurich Investment Management, Inc.
Treasurer and Chief Financial Officer, Kemper Distributors, Inc.
Treasurer and Chief Financial Officer, Kemper Service Company
Director and Treasurer, Kemper Investment Management Company Limited Treasurer, ZKI Agency, Inc.

COUGHLIN, WILLIAM F.
Managing Director, Dreman Value Advisors, Inc.

MASTAIN, JR., RICHARD K.
Managing Director, Dreman Value Advisors, Inc.

SASSI, THOMAS
Managing Director, Dreman Value Advisors, Inc.

SHIPMAN, STEPHEN E.
Managing Director, Dreman Value Advisors, Inc.

STOKES, STEVEN T.
Managing Director, Dreman Value Advisors, Inc.
Vice President, Kemper-Dreman Fund, Inc.

EPSTEIN, HARRY
Vice President, Operations, Dreman Value Advisors, Inc.

KAY, JONATHAN S.
Vice President, Dreman Value Advisors, Inc.

McRAE, SUSAN A.
Vice President, Dreman Value Advisors, Inc.

MORRISSEY, JOSYANE
Vice President, Dreman Value Advisors, Inc.

RIDER, JOSEPH K.
Vice President, Dreman Value Advisors, Inc.

COLLORA, PHILIP J.
Assistant Secretary, Dreman Value Advisors, Inc.
Senior Vice President and Assistant Secretary, Zurich Kemper
Investments, Inc.
Vice President and Secretary, Kemper Funds
Assistant Secretary, Kemper International Management, Inc.
Assistant Secretary, Zurich Investment Management, Inc.

Item 29.       Principal Underwriter.

              (a) Beacon Global Advisors, Inc., the principal underwriter for the Registrant's securities, does not act as underwriter for any other entities.

              (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                 Position                Position and
Name and Principal               and Offices             Offices with
Business Address                 with Underwriter        Registrant

Robert J. Henrich                Managing Director       Executive President
Beacon Global Advisors, Inc.                             Vice President,
8260 Greensboro Drive                                    Treasurer and
Suite 250                                                Trustee
McLean, VA 22102-3801

John Groth                       Managing Director       None
Same as Above

Richard A. Ollen                 Director                President and
Same as Above                                            Chairman of the
                                                         Board

(c)   Not Applicable.

Item 30.       Location of Accounts and Records.

               All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, Beacon Global Advisors, Inc., 8260 Greensboro Drive, Suite 250, McLean, Virginia 22102, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.       Management Services.

               There are no management-related service contracts not discussed in Part A or Part B.

Item 32.       Undertakings.

               Not applicable.

                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean, and State of Virginia on the 27th day of October, 1997.

                                 Beacon Global Advisors Trust
                                      Registrant

By:     /s/ Richard A. Ollen
            Richard A. Ollen
            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Beacon Global Advisors Trust has been signed below by the following persons in the capacities and on the date indicated.

 Signature                          Capacity                    Date

/s/ Richard A. Ollen /*/            President                   10/27/97
    Richard A. Ollen                and Chairman
                                    of the Board

/s/ Robert J. Henrich /*/           Executive Vice President,   10/27/97
    Robert J. Henrich               Treasurer & Trustee

/s/ Louis T. Donatelli /*/          Trustee                     10/27/97
    Louis T. Donatelli

/s/ Caroline D. Gabel /*/           Trustee                     10/27/97
    Caroline D. Gabel

/s/ Peter G. Koltnow /*/            Trustee                     10/27/97
    Peter G. Koltnow

*   /s/ Joseph M. O'Donnell

Joseph M. O'Donnell
as Attorney-in-fact and Agent
pursuant to Power-of-Attorney

                BEACON GLOBAL ADVISORS TRUST
               Index to Exhibits to Form N-1A


Exhibit

(17)  Financial Data Schedule for The Cruelty Free Value Fund